UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2006

Date of reporting period:	7/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2005.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

Dryden Core Investment Fund/Taxable Money Market Series	1

hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund/ Taxable Money Market Series	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,014.48	0.02%	$0.10
Hypothetical	$1,000.00	$1,024.70	0.02%	$0.10

* Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2005, and divided by the 365 days in the Fund’s current fiscal year (to reflect the six-month period).

2	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of July 31, 2005 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Asset Backed Securities 0.5%
$26,836	Ford Credit Auto Owner Trust 3.15%, 12/15/05	$26,836,307
29,538	Volkswagen Auto Lease Trust 2.985%, 3/20/06	29,537,600

		56,373,907

Certificates of Deposit 20.1%
45,000	American Express Centurion Bank 3.18%, 8/09/05	45,000,000
175,000	Bank of New York 3.30%, 10/31/05	174,986,874
245,000	Barclay Bank PLC 3.28%, 7/05/06	244,959,616
160,000	3.35%, 5/16/06	159,974,800
100,000	Caylon North America, Inc. 3.173%, 8/09/05	99,999,945
100,000	Citibank New York N.A. 3.40%, 9/22/05	100,000,000
125,000	3.44%, 9/29/05	125,000,000
135,000	Credit Suisse First Boston 3.295%, 8/08/05	135,000,000
	Natexis Banq Populair NY
194,000	3.145%, 8/04/05	193,999,920
49,000	3.17%, 8/09/05	48,999,946
211,000	Suntrust Bank Atlanta 3.20%, 05/12/06	210,986,505
145,000	Toronto Dominion Bank 3.03%, 12/30/05	145,000,000
100,000	4.023%, 8/07/05	100,000,000
250,000	US Bank National 3.42%, 9/06/05	250,000,000
100,000	Wells Fargo Bank N.A. 4.01%, 7/21/06	100,000,000

		2,133,907,606

Commercial Paper 29.0%
	Amsterdam Funding Corp.
50,000	3.29%, 8/17/05(d)(f)	49,926,889
30,000	3.26%, 8/09/05(d)(f)	29,978,267
325,000	Bank of America Corp. 3.15%, 8/09/05(d)	324,772,500

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of July 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$150,000	Barclays Bank PLC 3.29%, 9/06/05(d)	$149,506,500
50,000	Barton Capital 3.22%, 8/05/05(d)(f)	49,982,083
200,000	Bear Sterns Comp., Inc. 3.41%, 9/07/05(d)	199,299,055
	Cafco LLC
70,000	3.30%, 8/16/05(d)(f)	69,902,875
100,000	3.30%, 8/16/05(d)(f)	99,852,000
70,000	3.35%, 8/23/05(d)(f)	69,856,694
39,000	3.41%, 9/20/05(d)(f)	38,815,292
52,700	Caisse Nationale Des Caisses 3.22%, 8/08/05(d)(f)	52,666,953
70,000	Citigroup Funding Inc. 3.48%, 9/12/05(d)	69,715,800
90,000	Ciesco LP 3.40%, 9/20/05(d)(f)	89,574,375
	Citigroup Global Markets
50,000	3.13%, 8/03/05(d)	49,991,306
150,000	3.16%, 8/12/05(d)	149,854,937
95,575	Edison Asset Securitization LLC 2.89%, 08/10/05(d)(f)	95,505,828
100,000	General Electric Capital Corp. 2.93%, 8/15/05(d)	99,886,056
	Greenwich Capital Holdings, Inc.
270,000	3.30%, 8/08/05(b)	270,000,000
105,000	3.34%, 10/11/05(b)	105,000,000
66,000	3.80%, 1/27/06(d)	64,752,967
137,000	HSBC Finance Corp. 3.22%, 8/03/05(d)	136,975,492
16,855	HSH Nordbank 3.30%, 8/09/05(d)(f)	16,842,640
81,540	Long Lane Master Trust 3.16%, 8/09/05(d)(f)	81,482,741
147,899	Market St. Funding Corp. 3.40%, 8/24/05(d)(f)	147,577,731
	Norddeutsche Landesbank
39,000	3.20%, 8/10/05(d)(f)	38,968,800
29,600	3.42%, 9/12/05(d)(f)	29,481,896
	Park Granada LLC
100,000	3.16%, 8/03/05(d)(f)	99,982,444
137,000	3.16%, 8/04/05(d)(f)	136,963,923
100,000	3.31%, 8/05/05(d)(f)	99,963,222

See Notes to Financial Statements.

4	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

$61,000	PNC Bank NA 3.29%, 8/04/05(d)	$60,983,276
15,000	Prudential PLC 3.26%, 8/29/05(d)(f)	14,961,967
50,000	Spintab/Swedmortgage AB 2.93%, 8/18/05(d)	49,929,167
40,000	Swiss Re Financial Products Corp. 2.94%, 8/08/05(d)(f)	39,977,133

		3,082,930,809

Municipal Bond 0.3%
29,465	Massachusetts St. Health & Educational, Harvard University(b) 3.30%, 7/01/29	29,465,000

Corporate Obligations 30.6%
129,000	American Express Credit Corp. M.T.N. 3.42%, 6/05/06	129,036,156
	General Electric Capital Corp.
111,000	3.45%, 6/09/06	111,000,000
22,000	3.52%, 7/24/06(c) (cost $22,000,000; purchased 7/21/05)	22,000,000
125,000	3.52%, 8/15/06(c) (cost $125,000,000; purchased 7/21/05)	125,000,000
	General Electric Capital Corp. M.T.N.
25,000	2.99%, 10/03/05	25,006,642
25,000	3.51%, 6/16/06	25,000,000
150,000	Goldman Sachs Group, Inc. 2.87%, 9/28/05(c) (cost $150,000,000; purchased 3/28/05)	150,000,000
	Irish Life & Permanent PLC
158,000	3.43%, 6/21/06	157,990,399
60,000	3.43%, 7/21/06	59,992,324
	Merrill Lynch & Co., Inc. M.T.N.
184,000	3.55%, 6/11/06	184,000,000
170,000	3.37%, 8/03/06	170,000,000
	Metropolitan Life Insurance Co.
50,000	3.28%, 2/01/06(c) (cost $50,000,000; purchased 2/9/04)	50,000,000
102,000	3.42%, 10/03/05(c) (cost $102,000,000; purchased 12/29/04)	102,000,000
	Morgan Stanley Dean Witter Co. M.T.N.
144,000	3.33%, 8/03/06	144,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of July 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$200,000	3.37%, 8/03/06	$200,000,000
187,000	3.52%, 6/26/06	187,004,473
19,300	National City Bank M.T.N. 3.44%, 9/30/05	19,298,500
50,000	3.46%, 7/26/06	50,018,989
195,000	Nordea Bank AB 3.35%, 8/11/06(f)	195,000,000
36,000	Pacific Life Insurance Co. 3.53%, 1/13/06(c) (cost $36,000,000; purchased 12/15/03)	36,000,000
180,000	Skandinav Enskilda Bank NY 3.27%, 7/18/06(f)	180,000,000
50,000	Travelers Insurance Co. 3.39%, 2/24/06(c) (cost $50,000,000; purchased 2/25/05)	50,000,000
84,000	3.41%, 7/07/06(c) (cost $84,000,000; purchased 7/8/05)	84,000,000
290,000	U.S. Bank N.A. 3.35%, 12/05/05	290,038,755
80,000	United Omaha Life Insurance Co. 3.07%, 12/06/05(c) (cost $80,000,000; purchased 12/5/04)	80,000,000
340,000	Wells Fargo & Co. 3.30%, 7/03/06	340,000,000
89,000	Westpac Banking Corp. M.T.N. 3.40%, 4/11/06	89,000,774

		3,255,387,012

Loan Participation 3.9%
59,000	Countrywide Home Loans 3.38%, 8/09/05	59,000,000
354,909	State Street Bank 3.31%, 8/01/05	354,909,000

		413,909,000

U.S. Government Agencies 13.9%
	Federal Home Loan Banks
34,235	2.875%, 5/23/06 - 8/15/06	33,861,625
650,000	3.23%, 10/05/05(b)	649,942,386
23,840	3.75%, 6/30/06	23,783,228
	Federal National Mortgage Association
500,000	3.32%, 6/15/06(b)	499,933,767
200,000	3.43%, 9/07/06(b)	199,838,303

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

$36,000	4.10%, 8/22/06	$35,996,446
30,000	5.25%, 6/15/06	30,310,198

		1,473,665,953
Repurchase Agreement 1.2%(e)
133,169	Greenwich Capital Management Tri Party 3.33% dated 07/29/05 due 08/01/05, in the amount of $133,169,000, repurchase price $133,205,954. The value of collateral including accrued interest is $135,832,799.	133,169,000

	Total Investments 99.5% (amortized cost $10,578,808,287)(a)	10,578,808,287
	Other assets in excess of liabilities 0.5%	50,869,871

	Net Assets 100%	$10,629,678,158

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $699,000,000. The aggregate value, $699,000,000 represents 6.6% of the net assets.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by U.S. Treasury of Federal agency obligations.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2005 was as follows:

Corporate Obligations	30.6%
Commercial Paper	29.0
Certificates of Deposit	20.1
U.S. Government Agencies	13.9
Loan Participation	3.9
Repurchase Agreement	1.2
Municipal Bond	0.3
Asset Backed Securities	0.5

99.5
Other assets in excess of liabilities	0.5

Total	100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Statement of Assets and Liabilities

as of July 31, 2005 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$10,578,808,287
Cash	24,702,224
Receivable for investments sold	35,035,661
Interest receivable	21,892,896
Prepaid expenses	11,394

Total assets	10,660,450,462

Liabilities
Dividend payable	30,226,044
Accrued expenses	428,553
Management fee payable	95,548
Accrued transfer agent fee	16,700
Deferred trustees’ fee	5,459

Total liabilities	30,772,304

Net Assets	$10,629,678,158

Net assets were comprised of:
Common stock, at par	$10,629,699
Paid-in capital in excess of par	10,619,048,459

Net assets July 31, 2005	$10,629,678,158

Net asset value, offering price and redemption price per share ($10,629,678,158 ÷ 10,629,699,261 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Statement of Operations

Six Months Ended July 31, 2005 (Unaudited)

Net Investment Income
Income
Interest	$164,372,909

Expenses
Management fee	557,876
Custodian’s fees and expenses	233,000
Insurance expense	204,000
Trustees’ fees	61,000
Transfer agent’s fees and expenses (including affiliated expense of $59,000)	59,000
Legal fees and expenses	17,000
Reports to shareholders	16,000
Audit fee	8,000
Miscellaneous	2,579

Total expenses	1,158,455

Net investment income	163,214,454

Net Realized Gain (Loss) On Investments
Net realized loss on investment transactions	(79,955)

Net Increase In Net Assets Resulting From Operations	$163,134,499

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2005	Year Ended January 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$163,214,454	$196,215,944
Net realized gain (loss) on investment transactions	(79,955)	478,901

Net increase in net assets resulting from operations	163,134,499	196,694,845

Dividends and distributions (Note 1)	(163,134,499)	(196,694,845)

Net proceeds from shares subscribed	50,620,206,421	92,617,489,664
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	163,327,088	194,084,610
Cost of shares reacquired	(52,078,597,844)	(93,656,411,733)

Net increase (decrease) in net assets from series share transactions	(1,295,064,335)	(844,837,459)

Total decrease	(1,295,064,335)	(844,837,459)

Net Assets
Beginning of period	11,924,742,493	12,769,579,952

End of period	$10,629,678,158	$11,924,742,493

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Notes to Financial Statements

(Unaudited)

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series (the ‘Series’), the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The investment objective of the Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Series’ investment advisors. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At July 31, 2005, 100% of the shares outstanding were owned by such entities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: The Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Fund at July 31, 2005 include registration rights under

Dryden Core Investment Fund/Taxable Money Market Series	11

Notes to Financial Statements

Cont’d

which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares all of its net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

12	Visit our website at www.jennisondryden.com

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and paid monthly. For the year ended July 31, 2005, the costs were at an annual rate of .010% of the Series’ average daily net assets.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Dryden Core Investment Fund/Taxable Money Market Series	13

Financial Highlights

(Unaudited)

	Six Months Ended July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	0.01
Dividends and distributions to shareholders	(0.01)

Net asset value, end of period	$1.00

Total Return(b):	1.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,629,678
Average net assets (000)	$11,254,039
Ratios to average net assets:
Expenses	0.02	%(c)
Net investment income	2.92	%(c)

(a)	Commencement of investment operations.
(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Year Ended January 31,				September 18, 2000 (a) Through January 31, 2001
2005	2004	2003	2002

$1.00	$1.00	$1.00	$1.00	$1.00

0.02	0.01	0.02	0.04	0.02
(0.02)	(0.01)	(0.02)	(0.04)	(0.02)

$1.00	$1.00	$1.00	$1.00	$1.00

1.50%	1.20%	1.85%	4.12%	2.50%

$11,924,742	$12,769,580	$7,053,923	$6,724,703	$2,754,036
$13,091,919	$8,669,076	$7,105,089	$5,289,046	$2,150,413

0.02%	0.03%	0.03%	0.03%	0.03	%(c)
1.50%	1.20%	1.84%	3.66%	6.58	%(c)

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	15

Renewal of Advisory Agreements

The Board of Trustees (the “Board”) of Dryden Core Investment Fund oversees the management of the Taxable Money Market Series (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

16	Visit our website at www.jennisondryden.com

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, which it noted had been selected by PI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Core Investment Fund

The Board noted that because the Fund is not registered under the Securities Act of 1933, and is not available for investment by individual investors, the performance of the Fund was not a significant factor. However, the Board reviewed the performance of the Fund over one-year, three-year and five-year periods, and concluded that the Fund’s performance was satisfactory.

Dryden Core Investment Fund/Taxable Money Market Series	17

Fees and Expenses

PI does not receive a fee for providing management services to the Fund, therefore this factor was not considered by the Board. The Fund operates at cost.

Costs of Services and Profits Realized by PI

The Fund is operated at cost by PI; therefore this factor was not considered.

Economies of Scale

The Board did not consider economies of scale, because the Fund does not incur management fees.

Other Benefits to PI and PIM

The Board did not consider this factor, because the Fund is operated at cost.

18	Visit our website at www.jennisondryden.com

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2005

*	Print the name and title of each signing officer under his or her signature.